Summary of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ 5,872	$ (1,165)	$ 14,466	$ 7,955	$ 7,637
Theoretical income tax expense			3,833	1,989	1,909
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net			(143)	4	2
Deferred taxes on losses for which valuation allowance was provided, net			834	(91)	(457)
Non-deductible expenses			1,165	251	23
Increase in other uncertain tax positions-net			19	175
Tax adjustment in respect of different tax rate			(838)	(979)	(1,737)
Other			(358)	(29)	35
Income tax expense (benefit)	$ 1,706	$ 83	$ 4,512	$ 1,320	$ (225)
Israel Tax Authority
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate	26.50%		26.50%	25.00%	25.00%	24.00%